BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Accrued payroll expenses	$ 3,189	$ 823	$ 259
Accrued general expenses		1,745	524
Accrued legal expenses		124
Accrued consultant expenses		380
Short-term deferred rent		(15)	51
Early Exercise liability		26	11
Income tax payable		47	47
Other		12
Total accrued expenses and other current liabilities		$ 3,142	$ 892